Debt - June 2024 Convertible Notes (Details) - June 2024 Convertible Notes - USD ($)	1 Months Ended	7 Months Ended
	Jul. 30, 2024	Jul. 30, 2024	Jun. 25, 2024
Debt
Principal amount			$ 2,500,000
Interest rate			8.00%
Interest	$ 16,400	$ 19,200